Organization (Details) - Schedule of variable interest entities	12 Months Ended
Dec. 31, 2020
BORQS International [Member]
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 27, 2007
Place of incorporation	Cayman
indirect ownership by the Company Direct	100.00%
Principal activities	Holding company
BORQS Hong Kong Limited (“Borqs HK”) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 19, 2007
Place of incorporation	Hong Kong
indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions and hardware products sales
BORQS Beijing Ltd. (“Borqs Beijing”) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Sep. 04, 2007	[1]
Place of incorporation	PRC	[1]
indirect ownership by the Company Direct	100.00%	[1]
Principal activities	Provision of software and service solutions and hardware products sales	[1]
BORQS Software Solutions Private Limited (“Borqs India”) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Jul. 17, 2009
Place of incorporation	India
indirect ownership by the Company Direct	100.00%
Principal activities	Provision of software and service solutions
Beijing Big Cloud Network Technology Co., Ltd. (“Big Cloud Network”) [Member]
Variable Interest Entity [Line Items]
Date of incorporation/ Acquisition	Apr. 18, 2014	[1]
Place of incorporation	PRC	[1]
indirect ownership by the Company Direct		[1]
Principal activities	Holding company	[1]

[1]	Collectively, the “PRC Subsidiaries”.